STATEMENTS OF OPERATIONS (As Restated)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 2,906,903
Reimbursement of transaction expenses	(2,000,000)
Loss from operations	(906,903)
Other income (expense):
Interest earned on marketable securities held in Trust Account	2,516,752
Loss on derivative liabilities	(73,583,549)
Unrealized gain (loss) on marketable securities held in Trust Account	1,276
Other income, net	(71,065,521)
Loss before income taxes	(71,972,424)
Provision for income taxes	(486,761)
Net income (loss)	$ (72,459,185)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	27,526,131
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (2.68)
Class A Common Stock [Member]
Other income (expense):
Net income (loss)	$ 0
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption | shares	58,723,869
Basic and diluted net income per share | $ / shares	$ 0.03